Average Annual Total Returns - PROFUND VP SMALL-CAP	None OneYear	None FiveYears	None TenYears	None Inception Date	Russell 2000® Index OneYear		Russell 2000® Index FiveYears		Russell 2000® Index TenYears
Total	17.06%	11.14%	9.24%	May 01, 2001	19.96%	[1]	13.26%	[1]	11.20%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.